UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                New York, N.Y.            November 13, 2012
--------------------------  ---------------------------    -------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        70
                                           -----------

Form 13F Information Table Entry Value:    $4,537,640
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 09-30-12

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COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
Name of Issuer                                   CUSIP      (x1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
--------------                                   -----      -------   -------   ---  ----  ---------- --------   ----   ------  ----
 1 Acadia Pharmaceuticals Inc.      COM          004225108    13,273   5,246,312 SH        SOLE                5,246,312
 2 Aegerion Pharmaceuticals         COM          00767E102     9,107     614,485 SH        SOLE                  614,485
 3 Alere Inc Preferred              PFD CONV EX  01449J204       262       1,293 SH        SOLE                    1,293
 4 Amicus Therapeutics              COM          03152W109     3,978     765,072 SH        SOLE                  765,072
 5 Anacor Pharmaceuticals           COM           32420101     3,738     568,130 SH        SOLE                  568,130
 6 Anthera Pharmaceuticals          COM          03674U102     2,931   2,948,339 SH        SOLE                2,948,339
 7 Aradigm Corp.                    COM          038505301        13     100,000 SH        SOLE                  100,000
 8 Ariad Pharmaceuticals Inc.       COM          04033A100   134,966   5,574,819 SH        SOLE                5,574,819
 9 Arqule Inc.                      COM          04269E107       440      86,167 SH        SOLE                   86,167
10 Array Biopharma Inc.             COM          04269X105     5,845   1,000,000 SH        SOLE                1,000,000
11 Auxilium                         COM          05334D107   152,984   6,254,457 SH        SOLE                6,254,457
12 Biocryst Pharmaceuticals Inc.    COM          09058V103    23,590   5,563,615 SH        SOLE                5,563,615
13 Biodel Inc.                      COM          09064M204     1,604     540,000 SH        SOLE                  540,000
14 BioDelivery Sciences Intl. Inc.  COM          09060J106    13,521   2,139,426 SH        SOLE                2,139,426
15 Biomarin Pharmaceuticals         COM          09061G101     8,069     200,432 SH        SOLE                  200,432
16 Cerus                            COM          157085101     7,172   2,109,512 SH        SOLE                2,109,512
17 Chelsea Therapeutics             COM          163428105     3,645   3,037,402 SH        SOLE                3,037,402
18 Chemocentryx Inc.                COM          16383L106       582      50,000 SH        SOLE                   50,000
19 Clovis Oncology                  COM          189464100    33,183   1,622,630 SH        SOLE                1,622,630
20 Cyclacel Pharmaceuticals Pfd.
      Conv. Ex 6%                   PFD CONV EX  23254L207        67      20,979 SH        SOLE                   20,979
21 Cubist Pharmaceuticals Inc.      COM          229678107       238       5,000 SH        SOLE                    5,000
22 Cumberland Pharmaceuticals       COM          230770109       153      23,627 SH        SOLE                   23,627
23 Derma Sciences                   COM          249827502    12,548   1,208,857 SH        SOLE                1,208,857
24 Discovery Laboratories Inc.      COM          254668403     3,352   1,025,000 SH        SOLE                1,025,000
25 Durata Therapeutics              COM          26658A107     3,001     319,210 SH        SOLE                  319,210
26 Exelixis Inc.                    COM          30161Q104       441      91,368 SH        SOLE                   91,368
27 Genomic Health Inc.              COM          37244C101   388,652  11,203,588 SH        SOLE               11,203,588
28 Gilead Sciences Inc.             COM          375558103    49,104     740,300 SH        SOLE                  740,300
29 Halozyme Therapeutics Inc.       COM          40637H109    13,438   1,782,228 SH        SOLE                1,782,228
30 Idera Pharmaceuticals Inc.       COM          45168K108       297     288,252 SH        SOLE                  288,252
31 Incyte Corp.                     COM          45337C102   267,331  14,810,559 SH        SOLE               14,810,559
32 Infinity Pharmaceuticals Inc.    COM          45665303     17,031     724,428 SH        SOLE                  724,428
33 Intermune Inc.                   COM          45884X103     7,779     868,181 SH        SOLE                  868,181
34 Ligand Pharmaceuticals Inc.      CLASS B      53220K207     1,259      73,400 SH        SOLE                   73,400
35 Medivation Inc.                  COM          58501N101    54,465     966,546 SH        SOLE                  966,546
36 Onyx                             COM          683399109    18,129     214,543 SH        SOLE                  214,543
37 Pharmacyclics Inc.               COM          716933106   738,161  11,444,360 SH        SOLE               11,444,360
38 QLT, Inc.                        COM          746927102     7,400     949,937 SH        SOLE                  949,937
39 Questcor Pharmaceuticals, Inc.   COM          74835Y101     4,618     250,000 SH        SOLE                  250,000
40 Repros Therapeutics              COM          76028H209    17,712   1,162,936 SH        SOLE                1,162,936
41 Seattle Genetics Inc.            COM          812578102   520,560  19,322,947 SH        SOLE               19,322,947
42 Sequenom Inc.                    COM          817337405        46      12,900 SH        SOLE                   12,900
43 Spectrum                         COM          84763A108    38,848   3,320,360 SH        SOLE                3,320,360
44 Synageva Biopharma Corp.         COM          87159A103   446,860   8,363,463 SH        SOLE                8,363,463
45 Synergy Pharmaceuticals          COM          871639308     7,696   1,610,000 SH        SOLE                1,610,000
46 Synta Pharmaceuticals            COM          87162T206    10,001   1,312,471 SH        SOLE                1,312,471
47 Threshold Pharma                 COM          885807107    11,041   1,525,048 SH        SOLE                1,525,048
48 Tranzyme                         COM          89413J102    19,563   4,386,281 SH        SOLE                4,386,281
49 United Therapeutics, Inc.        COM          91307C102     9,204     164,708 SH        SOLE                  164,708
50 Ventrus Biosciences, Inc.        COM          922822101     1,721     480,696 SH        SOLE                  480,696
51 Vertex Pharmaceuticals, Inc.     COM          92532F100    45,315     810,794 SH        SOLE                  810,794
52 Viropharma Inc.                  COM          928241108   328,645  10,885,878 SH        SOLE               10,885,878
53 Xenoport                         COM          98411C100    11,842   1,034,112 SH        SOLE                1,034,112
54 Xoma Corp.                       COM          98419J107    57,387  15,551,915 SH        SOLE               15,551,915
55 YM Biosciences                   COM          984238105     5,725   3,111,257 SH        SOLE                3,111,257
56 Ziopharm Oncology Inc.           COM          98973P101     1,385     254,199 SH        SOLE                  254,199
57 Zogenix, Inc.                    COM          98978L105     5,283   2,001,000 SH        SOLE                2,001,000

58 Alere Inc. Conv.
      Notes 3% 5/15/16              CONV BONDS   01449JAA3     4,237   4,482,000 PRN       SOLE                4,482,000
59 Biomarin Pharmaceuticals
      Notes 1.875% 4/23/2017        CONV BONDS   09061GAD3    47,697  22,898,000  PRN      SOLE               22,898,000
60 Exelisis 4.25% 8/15/2019         CONV BONDS   30161QAC8    19,796  19,000,000  PRN      SOLE               19,000,000
61 Gilead 1.625% 5/1/16             CONV BONDS   375558AP8    33,634  21,500,000  PRN      SOLE               21,500,000
62 Incyte Genomics
      Notes 4.75% 10/1/2015         CONV BONDS   45337CAH5   340,215 157,758,000  PRN      SOLE              157,758,000
63 Intermune Inc Notes 2.5% 9/15/18 CONV BONDS   45884XAE3    12,612  16,500,000  PRN      SOLE               16,500,000
64 Intermune Inc Notes 5% 3/1/15    CONV BONDS   45884XAD5    33,394  33,860,000  PRN      SOLE               33,860,000
65 Medivation 2.625% 4/1/17         CONV BONDS   58501NAA9    32,960  24,500,000  PRN      SOLE               24,500,000
66 Salix 5.5% 8/15/28               CONV BONDS   795435AB2   102,363  22,250,000  PRN      SOLE               22,250,000
67 Salix 2.75% 5/15/15              CONV BONDS   795435AC0   129,439 110,572,000  PRN      SOLE              110,572,000
68 Salix 144A 1.5% 3/15/19          CONV BONDS   795435AD8   214,716 222,000,000  PRN      SOLE              222,000,000
69 United Therapeutics
      Notes 1% 9/15/16 144A         CONV BONDS   91307CAE2     5,251   4,000,000  PRN      SOLE                4,000,000
70 Vertex Pharmaceuticals
      Notes 3.35% 10/1/15           CONV BONDS   92532FAN0    16,125  12,500,000  PRN      SOLE               12,500,000

                                                          ----------
                                                           4,537,640
                                                          ==========
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